Balance Sheet	Dec. 31, 2025 USD ($)
ASSETS
Deferred offering costs	$ 299,009
Total Assets	299,009
Current Liabilities
Accrued offering costs	35,000
Promissory note – related party	307,760
Total Current Liabilities	342,760
Commitments and Contingencies
Shareholder’s Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	23,768
Accumulated deficit	(43,751)
Subscription receivable	(25,000)
Total Shareholder’s Deficit	(43,751)
Total Liabilities and Shareholder’s Deficit	299,009
Common Class A [Member]
Shareholder’s Deficit
Common Stock Value
Common Class B [Member]
Shareholder’s Deficit
Common Stock Value	$ 1,232	[1]

[1]	Includes an aggregate of 1,607,143 Class B ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.